Intangible Assets - Schedule of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 3,371
2020	2,358
2021	1,781
2022	894
2023	360
Total finite-lived intangible assets, net	$ 8,764